Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale and Discontinued Operations
Assets Held for Sale and Discontinued Operations
We report as discontinued operations real estate properties that meet the definition of a component of an entity and have been sold or meet the criteria to be classified as held for sale. We include all results of these discontinued operations, less applicable income taxes, in a separate component of income on the consolidated statements of operations under the heading “income from discontinued operations, net.” This treatment resulted in the retrospective adjustment of the 2011 and 2010 statements of operations and the 2011 balance sheets.
We are currently marketing for sale certain real estate properties that are inconsistent with our long-term investment strategy. At the end of each reporting period, we evaluate whether such properties meet the criteria to be classified as held for sale, including whether such properties are expected to be sold within 12 months. Additionally, certain properties that do not meet all of the criteria to be classified as held for sale at the balance sheet date may nevertheless be sold and included in discontinued operations in the subsequent 12 months; thus the number of properties that may be sold during the subsequent 12 months could exceed the number classified as held for sale. At December 31, 2012 we had no properties classified as held for sale. At December 31, 2011, after adjustments to classify as held for sale properties that were sold during the year ended December 31, 2012, we had 75 properties with an aggregate of 11,232 units classified as held for sale. Amounts classified as held for sale in the accompanying consolidated balance sheets as of December 31, 2011 are as follows (in thousands):

December 31, 2011
Real estate, net	$454,617
Other assets	15,930
Assets held for sale	$470,547

Property debt	$412,558
Other liabilities	4,606
Liabilities related to assets held for sale	$417,164

During the years ended December 31, 2012, 2011 and 2010 we sold 75, 67 and 51 consolidated properties with an aggregate of 11,232, 10,912 and 8,189 units, respectively. For the years ended December 31, 2012, 2011 and 2010, discontinued operations includes the results of operations for the periods prior to the date of disposition for all properties sold as of December 31, 2012.
The following is a summary of the components of income from discontinued operations and the related amounts of income from discontinued operations attributable to Aimco, the Aimco Operating Partnership and noncontrolling interests for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Rental and other property revenues	$65,947	$159,058	$231,513
Property operating expenses	(31,257)	(82,353)	(121,103)
Depreciation and amortization	(21,674)	(52,513)	(73,572)
Provision for real estate impairment losses	(15,338)	(19,331)	(12,961)
Operating (loss) income	(2,322)	4,861	23,877
Interest income	545	1,534	1,641
Interest expense	(12,585)	(31,175)	(43,368)
Loss before gain on dispositions of real estate and income tax	(14,362)	(24,780)	(17,850)
Gain on dispositions of real estate	234,533	108,209	94,945
Income tax expense	(9,904)	(5,990)	(5,942)
Income from discontinued operations, net	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests in consolidated real estate partnerships	(39,019)	(32,218)	(21,460)
Income from discontinued operations attributable to the Aimco Operating Partnership	$171,248	$45,221	49,693
Income from discontinued operations attributable to noncontrolling interests in Aimco Operating Partnership	(10,153)	(2,990)	(3,332)
Income from discontinued operations attributable to Aimco	$161,095	$42,231	$46,361

Gain on dispositions of real estate is reported net of incremental direct costs incurred in connection with the transactions, including any prepayment penalties incurred upon repayment of property loans collateralized by the properties being sold. Such prepayment penalties totaled $16.5 million, $14.9 million and $4.5 million for the years ended December 31, 2012, 2011 and 2010, respectively. We classify interest expense related to property debt within discontinued operations when the related real estate asset is sold or classified as held for sale.
In connection with properties sold or classified as held for sale during the years ended December 31, 2012, 2011 and 2010, we allocated $7.5 million, $5.1 million and $4.7 million, respectively, of goodwill related to our conventional and affordable segments to the carrying amounts of the properties sold or classified as held for sale. The amounts of goodwill allocated to these properties were based on the relative fair values of the properties sold or classified as held for sale and the retained portions of the reporting units to which the goodwill was allocated.